As filed with the Securities and Exchange Commission on October 30, 1998

                                                               File Nos. 2-28274
                                                                       811-01604


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---
                      Pre-Effective Amendment No. __              /   /
                                                                   ---
                      Post-Effective Amendment No. 60             / X /
                                                                   ---

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---
                             Amendment No. 31                     / X /
                                                                   ---
                        (Check appropriate box or boxes)


                              PIONEER GROWTH SHARES
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
          X  on October 30, 1998 pursuant to paragraph (b)
         ---
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 4/30/98 (as
  revised 9/9/98)                      9/9/98               0001016964-98-000097

Prospectus supplement
  dated 10/19/98                       10/15/98             0001016964-98-000114

Class Y prospectus dated 4/30/98       4/30/98              0001016964-98-000039

Class Y prospectus supplement
  dated 9/9/98                         9/9/98               0001016964-98-000097

Class Y prospectus supplement
  dated 10/23/98                       10/22/98             0001016964-98-000119

Statement of additional informa-
  tion (SAI) dated 4/30/98 (as
  revised 9/9/98                       9/9/98               0001016964-98-000097

Financial statements at 12/31/97
  and independent auditors'
  report                               2/20/98              0000069404-98-000006

Financial statements at 6/30/98
  and independent auditors'
  report                               8/20/98              0000069404-98-000011

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      See Statement of Incorporation by Reference.

                  (b)      Exhibits:

                       (1)(a)       Agreement and Declaration of Trust.*

                       (1)(b) Establishment and Designation of Class A, Class B and Class C Shares of Beneficial interest.*

                       (1)(c) Establishment and Designation of Class A, Class B, Class C and Class Y Shares of Beneficial Interest***

                       (2)          By-Laws.*

                       (3)          Inapplicable.

                       (4)          Inapplicable.

                       (5) Management Contract with Pioneering Management Corporation.*

                       (6)(a) Form of Underwriting Agreement with Pioneer Funds Distributor, Inc.+

                       (6)(b)       Form of Dealer Sales Agreement.**

                       (7)          Inapplicable.

                       (8) Custodian Agreement with Brown Brothers Harriman & Co.**

                       (9) Investment Company Service Agreement with Pioneering Services Corporation.**

                       (10)         Inapplicable.

                       (11) Consent of Independent Public Accountants (Arthur Andersen LLP).+

                       (12)         Inapplicable.

                       (13)         Inapplicable.

                       (14)         Inapplicable.

                       (15)(a)      Class A Distribution Plan.*

                       (15)(b)      Form of Class B Distribution Plan.+

                       (15)(c)      Class C Distribution Plan.**

                       (16)         Inapplicable.

                       (17)         Financial Data Schedules.+

                       (18) Form of Multiple Class Plan Pursuant to Rule 18f - 3 Plan Covering Four Classes of Shares.***

                       (19)         Powers of Attorney.*
                       (19)(a)      Power of Attorney for Mary K. Bush***

-------------------------

* Previously filed. Incorporated herein by reference from the exhibits filed with Post - Effective Amendment No. 54 to the Registration Statement (File No. 2-28274) as filed with the Securities and Exchange Commission (the "SEC") on April 26, 1995 (Accession No. 0000069404-95-000008).

** Previously filed. Incorporated herein by reference from the exhibits filed with Post - Effective Amendment No. 55 to the Registration Statement (File No. 2-28274) as filed with the SEC on April 25, 1996 (Accession No. 0000069404-96-000011).

*** Previously filed. Incorporated herein by reference from the exhibits filed with Post - Effective Amendment No. 57 to the Registration Statement (File No. 2-28274) as filed with the SEC on February 13, 1996 (Accession No. 0001016964-98-000007).

+     Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment
  Fund JSC, S.A. (First Polish)            PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered  investment  companies  that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer India Fund                                  DE
Pioneer Capital Growth Fund                         DE
Pioneer Equity-Income Fund                          DE
Pioneer Gold Shares                                 DE
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Independence Fund                           DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

     The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  NUMBER OF HOLDERS OF SECURITIES

     Not applicable.

ITEM 27.  INDEMNIFICATION

     Except for the Agreement and Declaration of Trust (the "Declaration"), dated June 16, 1994, establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

                  (a)  Items 1 and 2 of Part 2; and

                  (b)  Section 6, Business Background, of each Schedule D.

ITEM 29.  PRINCIPAL UNDERWRITER

                  (a)  See Item 25 above.

                  (b)  Trustees and Officers of PFD:

                       POSITIONS AND OFFICER WITH   POSITIONS AND OFFICER WITH
       NAME            UNDERWRITER                  REGISTRANT
John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None

Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

         (a) Not Applicable.

         (b) Not Applicable.

         (c) The Registrant undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d - 1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 60 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                            PIONEER GROWTH SHARES



                                        By:  /s/ John F. Cogan, Jr.
                                             John F. Cogan, Jr.
                                             Chairman and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on October 30, 1998:

Signature                   Title

/s/ John F. Cogan, Jr.      Chairman of the Board              )
John F. Cogan, Jr.          and President                      )
                            (Principal Executive               )
                            Officer)                           )
                                                               )
                                                               )
/s/ William H. Keough       Chief Financial Officer            )
William H. Keough           and Treasurer (Principal           )
                            Financial and Accounting           )
                            Officer)                           )
                                                               )
                                                               )
Trustees:                                                      )
                                                               )
                                                               )
Mary K. Bush*                                                  )
Mary K. Bush                                                   )
                                                               )
                                                               )
/s/ John F. Cogan, Jr.                                         )
John F. Cogan, Jr.                                             )
                                                               )
                                                               )
Richard H. Egdahl*                                             )
Richard H. Egdahl, M.D.                                        )
                                                               )
                                                               )
Margaret B. W. Graham*                                         )
Margaret B. W. Graham                                          )
                                                               )
                                                               )
John W. Kendrick*                                              )
John W. Kendrick                                               )
                                                               )
                                                               )
Marguerite A. Piret*                                           )
Marguerite A. Piret                                            )
                                                               )
                                                               )
David D. Tripple*                                              )
David D. Tripple                                               )
                                                               )
                                                               )
Stephen K. West*                                               )
Stephen K. West                                                )
                                                               )
                                                               )
John Winthrop*                                                 )
John Winthrop                                                  )
                                                               )
                                                               )
*By:     /s/ John F. Cogan, Jr.         Dated: October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit
Number    Document Title

6(a)      Form of Underwriting Agreement

(11)      Consent of Independent Public Accountants (Arthur
          Andersen LLP)

15(b)     Form of Class B Distribution Plan

(17)      Financial Data Schedules